GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

(In thousands)
As of January 1, 2023	$94,108
Impairment of goodwill	—
As of December 31, 2023	94,108
Impairment of goodwill	(94,108)
As of December 31, 2024	$—

Schedule of intangible assets, net of accumulated amortization

		December 31, 2024	December 31, 2023
	Amortization period (# of years)
Licenses/permits	15	$574,712	$626,793
Right-to-use licenses	15	15,097	16,407
Host community agreements	15	24,415	26,954
Trade name / brand	5	2,437	3,591
Total		$616,661	$673,745

Schedule of future amortization expense of intangible assets

Amortization Expense
2025	$56,348
2026	56,348
2027	56,348
2028	56,348
2029	56,348
2030 and beyond	333,221
Total	$614,961